UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS — 101.6%
Certificates of Deposit — 10.6%
Bank of Nova Scotia (Scotiabank)(b)
0.453%, 10/31/2011	$ 500	$ 500,084
Branch Banking & Trust Company
0.21%, 11/3/2011	500	500,000
Nordea Bank Finland PLC
0.507%, 2/3/2012	300	300,267
Norinchukin Bank
0.31%, 11/4/2011	500	500,000
Royal Bank of Canada(b)
0.279%, 2/14/2012	500	500,000
Sumitomo Mitsui Banking Corp.
0.29%, 11/16/2011	500	500,000
Svenska Handelsbanken AB
0.195%, 10/14/2011	1,000	999,980
UBS AG
0.295%, 11/10/2011	400	400,000

		4,200,331

Commercial Paper — 40.9%
ABN AMRO Fundings USA LLC.,144A
0.25%, 10/3/2011	500	499,993
0.31%, 11/9/2011	500	499,832
AXA Financial Inc.,144A
0.28%, 11/1/2011	1,000	999,759
BHP Billiton Finance Ltd.,144A
0.12%, 10/11/2011	434	433,985
0.11%, 10/17/2011	500	499,976
Commonwealth Bank of Australia,144A(a)
0.30%, 1/17/2012	400	399,640
GDF Suez, 144A(a)
0.20%, 10/4/2011	650	649,989
0.20%, 10/5/2011	500	499,989
HSBC USA, Inc.(a)
0.14%, 10/12/2011	500	499,979
International Finance Corp.
0.07%, 11/22/2011	750	749,924
Mizuho Funding LLC., 144A(a)
0.3225%, 12/6/2011	500	499,704
National Australia Funding LLC.,144A
0.21%, 10/5/2011	500	499,988
New York Life Capital Corp., 144A(a)
0.11%, 10/7/2011	500	499,991
0.11%, 10/28/2011	500	499,959
Old Line Funding LLC, 144A(a)
0.20%, 11/9/2011	500	499,892
0.23%, 12/2/2011	400	399,842
PACCAR Financial Corp.
0.11%, 10/5/2011	400	399,995
0.20%, 11/10/2011	750	749,833
Procter & Gamble Co., (The) 144A(a)
0.04%, 10/19/2011	500	499,990
RaboBank USA Financial Corp(a)
0.33%, 12/12/2011	425	424,719
Skandinaviska Enskilada Banken AB, 144A
0.385%, 12/1/2011	500	499,674
0.36%, 11/22/2011	500	499,740
Standard Chartered Bank, 144A(a)
0.27%, 11/4/2011	500	499,873
State Street Corp.
0.20%, 11/22/2011	500	499,856
Straight-A-Funding LLC, 144A(a)
0.16%, 10/4/2011	500	499,993

Swedbank AB(a)
0.30%, 10/4/2011	500	499,987
Total Capital Canada Ltd.,144A
0.09%, 10/21/2011(a)	1,000	999,950
Toyota Motor Credit Corp.
0.20%, 10/21/2011(a)	500	499,944
US Bank National Association
0.15%, 10/17/2011	500	500,000
Westpac Banking Corp., 144A(b)
0.252%, 11/3/2011	500	500,000

		16,205,996

Loan Participation — 1.1%
Archer Daniels Midland, 144A(d)
0.20%, 10/27/2011	450	450,000

Other Instruments — Agency Bonds — 4.0%
Bank of America Corp. Gtd., FDIC Notes, MTN
3.20%, 6/15/2012,	564	575,376
General Electric Capital Corp., Gtd., FDIC Notes, MTN
3.00%, 12/9/2011	500	502,480
Morgan Stanley Gtd., FDIC
3.25%, 12/1/2011	500	502,534

		1,580,390

U.S. Government Agencies — 26.0%
Federal Home Loan Bank
0.00%, 10/7/2011	500	499,992
0.00%, 10/12/2011	500	499,985
3.375%, 10 /14/2011	800	800,943
0.12%, 11/10/2011	300	299,992
0.12%, 1/30/2012	500	499,963
0.104%, 1/30/2012(b)	500	499,749
0.20%, 5/11/2012	500	499,929
0.00%, 5/15/2012	480	479,516
0.16%, 6/15/2012(a)	500	499,427
Federal Farm Credit Bank
0.122%, 2/22/2012(b)	150	149,934
Fannie Mae
0.15%, 10/17/2011(a)	500	499,967
0.15%, 1/17/2012(a)	1,000	999,550
0.10%, 2/13/2012(a)	500	499,812
0.10%, 3/1/2012(a)	500	499,789
0.254%, 8/23/2012(b)	600	600,330
Freddie Mac
0.07%, 11/3/2011(a)	1,000	999,936
0.08%, 11/21/2011(a)	1,000	999,887
0.189%, 2/16/2012(b) MTN	500	500,040

		10,328,741

U.S. Tresasury Obligations — 2.5%
U.S. Treasury Bill
0.115%, 12/1/2011(a)	500	499,902
U.S. Treasury Note
0.875%, 1/31/2012	500	500,935

		1,000,837

Repurchase Agreements(c) — 16.5%
Barclays Capital Inc. 0.07%, dated 9/28/2011, due 10/5/2011 in the amount of $1,000,014 (cost $1,000,000)	1,000	1,000,000
Deutsche Bank Securities 0.10%, dated 9/27/2011, due 10/4/2011 in the amount of $1,000,019 (cost $1,000,000)	1,000	1,000,000
Deutsche Bank Securities 0.05%, dated 9/30/2011, due 10/3/2011 in the amount of $2,000,008 (cost $2,000,000)	2,000	2,000,000
Goldman Sachs & Co. 0.10%, dated 9/28/2011, due 10/5/2011 in the amount of $1,000,019 (cost $1,000,000)	1,000	1,000,000
HSBC Securities (USA) Inc. 0.09%, dated 9/30/2011, due 10/3/2011 in the amount of $1,542,012 (cost $1,542,000)	1,542	1,542,000

		6,542,000

TOTAL INVESTMENTS — 101.6% (Cost: $40,308,295)		40,308,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(647,234)

NET ASSETS — 100%		$39,661,061

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

MTN —Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(c)	Repurchase agreement is collaterized by U.S. Treasury or U.S. Government Agency issuances.
(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securites , swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,200,331	$—
Commerical Paper	—	16,205,996	—
Loan Participation	—	450,000	—
Other Instruments — Agency Bonds	—	1,580,390	—
U.S. Government Agencies	—	10,328,741	—
U.S. Treasury Obligations	—	1,000,837	—
Repurchase Agreements	—	6,542,000	—

Total	$—	$40,308,295	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    November 21, 2011

*	Print the name and title of each signing officer under his or her signature.